Investments in Associates	12 Months Ended
Dec. 31, 2017
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Investments in Associates
22	INVESTMENTS IN ASSOCIATES

	2017	2016
	RMB million	RMB million
Unlisted investments, cost	1,116	1,069
Share of net assets	538	467

	1,654	1,536

The movements in investments in associates were as follows:

	2017	2016
	RMB million	RMB million
At 1 January	1,536	1,543
Additions	47	—
Share of results of associates	202	148
Share of revaluation on available-for-sale investments held by an associate	10	(1)
Dividend received during the year	(141)	(154)

At 31 December	1,654	1,536

Particulars of the principal associates, which are limited liability companies, are as follows:

Company name	Place of establishment and operation and date of establishment	Registered capital				Attributable equity interest		Principal activities
		2017		2016		2017	2016
		Million		Million
Eastern Air Group Finance Co., Ltd. (“Eastern Air Finance Company”)	PRC/Mainland China 6 December 1995	RMB	2,000	RMB	2,000	25%	25%	Provision of financial services to group companies of CEA Holding
China Eastern Air Catering Investment Co., Ltd.	PRC/Mainland China 17 November 2003	RMB	350	RMB	350	45%	45%	Provision of air catering services
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. (“Shanghai P&W”) (note)	PRC/Mainland China 28 March 2008	USD	40	USD	40	51%	51%	Provision of aircraft, engine and other related components maintenance services
New Shanghai International Tower Co., Ltd.	PRC/Mainland China 17 November 1992	RMB	167	RMB	167	20%	20%	Property development provision and management services
Eastern Aviation Import & Export Co., Ltd. (“Eastern Import & Export”)	PRC/Mainland China 9 June 1993	RMB	80	RMB	80	45%	45%	Provision of aviation equipment and spare parts purchase
Eastern Aviation Advertising Service Co., Ltd. (“Eastern Advertising”)	PRC/Mainland China 4 March 1986	RMB	200	RMB	200	45%	45%	Provision of aviation advertising agency services
Shanghai Collins Aviation Maintenance Service Co., Ltd. (“Collins Aviation”)	PRC/Mainland China 27 September 2002	USD	7	USD	7	35%	35%	Provision of airline electronic product maintenance services

Note:

In 2008, the Company entered into an agreement with United Technologies International Corporation (“Technologies International”) to establish Shanghai P&W, in which the Company holds a 51% interest. According to the shareholder’s agreement, Technologies International has the power to govern the financial and operating policies and in this respect the Company accounts for Shanghai P&W as an associate.

The following table illustrates the aggregate financial information of the Group’s associates that were not individually material:

	2017	2016
	RMB million	RMB million
Share of the associates’ profit for the year	202	148
Share of the associates’ other comprehensive income	10	(1)
Share of the associates’ total comprehensive income	212	147
Aggregate carrying amount of the Group’s interests in the associates	1,654	1,536